Share-Based Compensation	9 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

10. Share-Based Compensation

LLC Incentive Units

As part of the Second Amended and Restated Limited Liability Company Agreement of Brigham Resources, LLC dated May 8, 2015, Brigham Resources authorized 120,000 restricted incentive units for issuance to management, independent directors, employees, and consultants (such incentive units, as converted as described below, the “Incentive Units”). Brigham Resources granted Incentive Units in April 2013 and September 2015 and 2018. In connection with the 2018 corporate reorganizations and the corporate reorganization consummated in connection with Brigham Minerals’ IPO (collectively with the 2018 corporate reorganizations, the “corporate reorganization”), these Incentive Units were converted into units in Brigham Equity Holdings, LLC (“Brigham Equity Holdings”) with equivalent rights, responsibilities, and preferences. The Incentive Units are subject to vesting as follows: 20% of the Incentive Units were vested on the date of grant and 20% of the Incentive Units vest on each anniversary of the date of grant if the holder remains continuously employed by Brigham Resources or its affiliates through the applicable vesting date. In connection with our IPO, holders of Incentive Units that were vested at such time received one share of Brigham Minerals’ Class B common stock and one Brigham LLC Unit for each vested Incentive Unit. Upon vesting of the Incentive Units following the IPO, holders of the Incentive Units will receive one share of Brigham Minerals’ Class B common stock and one Brigham LLC Unit for each vested Incentive Unit.

In connection with the completion of the IPO, Brigham LLC and Brigham Equity Holdings discontinued granting new Incentive Units; however Brigham Equity Holdings will continue to administer the existing awards that remain outstanding. As discussed in “Note 9—Temporary Equity,” participants may receive one share of Brigham Minerals’ Class A common stock in exchange for one share of Class B common stock and one Brigham LLC Unit, or cash at the option of Brigham Minerals. Brigham Minerals accounts for the Incentive Units as compensation cost measured at the fair value of the award on the date of grant. No compensation expense was recognized prior to the IPO because the IPO was not considered probable.

A summary of the Incentive Unit activity for the nine months ended September 30, 2019 is as follows:

	Incentive Units
	Number of Incentive Units	Grant-date Fair Value
	(In thousands)
Outstanding—January 1, 2019	3,272	$1.49
Vested	(3,058)	0.88

Outstanding—September 30, 2019	215	$10.04

A summary of the Incentive Unit activity for the nine months ended September 30, 2018 is as follows:

	Incentive Units
	Number of Incentive Units	Grant-date Fair Value
	(In thousands)
Outstanding—January 1, 2018	2,918	$0.45
Granted	354	10.04
Vested	—	—

Outstanding—September 30, 2018	3,272	$1.49

Brigham LLC used a third-party valuation specialist to assist management in its estimation of the grant-date fair value of the Incentive Units on the respective grant dates during 2013, 2015 and 2018. Brigham LLC used the Black-Scholes option pricing valuation model with the following weighted-average assumptions:

	Incentive Units
	2018 Awards	2015 Awards	2013 Awards
Expected volatility	28%	33%	40%
Expected dividend yield	—	—	—
Expected term (in years)	0.7	3.7	6.2
Risk-free interest rates	2.45%	1.07%	0.94%
Weighted-average grant date fair value per Incentive Unit	$10.04	$0.03	$1.51

Long Term Incentive Plan

In connection with the IPO, Brigham Minerals adopted the Brigham Minerals, Inc. 2019 Long Term Incentive Plan (“LTIP”) for employees, consultants and directors who perform services for Brigham Minerals. The LTIP provides for issuance of awards based on shares of Class A common stock. Brigham Minerals has issued RSAs, RSUs and PSUs under the LTIP. The shares to be delivered under the LTIP shall be made available from (i) authorized but unissued shares, (ii) shares held as treasury stock or (iii) previously issued shares reacquired by Brigham Minerals including shares purchased on the open market. A total of 5,999,600 shares of Class A common stock have been authorized for issuance under the LTIP. At September 30, 2019, 4,334,974 shares of Class A common stock remained available for future grants. Currently, all RSAs, RSUs and PSUs granted under the LTIP are entitled to receive dividends (in the case of RSAs) or have dividend equivalent rights (“DERs”), which entitle holders of RSUs and PSUs to the same dividend value per share as holders of the Company’s Class A common stock. Such dividends and DERs are subject to the same vesting and other terms and conditions as the corresponding unvested RSAs, RSUs, and PSUs. Dividends and DERs are accumulated and paid when the underlying shares vest. The fair value of the RSA awards granted with the right to receive dividends and RSU awards granted with the right to receive DERs are generally based on the trading price of the Company’s Class A common stock as of the date of grant. Brigham Minerals accounts for the awards granted under the LTIP as compensation cost measured at the fair value of the award on the date of grant.

RSAs are grants of shares of Class A common stock subject to a risk of forfeiture and restrictions on transferability. The share-based compensation expense of such RSAs was determined using the closing price of Class A common stock on April 23, 2019, the date of grant, of $21.25. On April 23, 2019, 312,189 RSAs were granted and 152,742 RSAs vested immediately. The remaining unvested RSAs generally vest in one-third increments on each of April 23, 2020, 2021 and 2022 and are subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient ceases providing services to Brigham Minerals prior to the lapse of such restrictions. During the three and nine months ended September 30, 2019, no RSAs were forfeited or converted. Brigham Minerals accounts for forfeitures as they occur.

RSUs represent the right to receive shares of Class A common stock at the end of the vesting period in an amount equal to the number of RSUs that vest. The RSUs that have been granted generally vest in one-third increments on each of December 31, 2019, 2020 and 2021 and are subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient ceases providing services to Brigham Minerals prior to the date the award vests. The share-based compensation expense of such RSUs was determined using the closing price on April 23, 2019, the date of grant, of $21.25 applied to the total number of 598,891 RSUs granted. Brigham Minerals accounts for forfeitures as they occur. During the three and nine months ended September 30, 2019, no RSUs were forfeited, converted or vested.

PSUs represent the right to receive shares of Class A common stock on December 31, 2021. 753,546 PSUs (based on target) were granted on April 23, 2019. The terms and conditions of the PSUs allow for vesting of the awards ranging between 0% (or forfeiture) and 200% of target. The vesting level is calculated based on the actual total stockholder return achieved during the performance period including projected dividends. The fair value of such PSUs was determined using a Monte Carlo simulation and will be recognized over the applicable performance period. The Monte Carlo simulation model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. Expected volatilities in the model were estimated using a historical period consistent with the performance period of approximately three years. The risk-free interest rate was based on the United States Treasury rate for a term commensurate with the expected life of the grant. Using the assumptions in the table below, Brigham Minerals estimated the fair value of PSUs at the date of grant to be $20.36.

Performance- Based Restricted Stock Units
Expected dividend yield	8.1%
Risk-free interest rate	2.3%
Volatility	30.0%

The number of PSUs that will be earned is estimated quarterly and as of September 30, 2019, we estimated that 379,107 PSUs will be earned. No PSUs were forfeited, converted or vested during the three and nine months ended September 30, 2019.

Share-Based Compensation Expense

Share-based compensation expense is included in general and administrative expense in the Company’s condensed consolidated and combined statement of operations included within this prospectus. Share-based compensation cost recorded for each type of share-based compensation award, was as follows for the periods indicated:

	Three Months Ended September 30		Nine Months Ended September 30
	2019	2018	2019	2018
	(In thousands)
Incentive Units(1)(3)	$559	$—	$2,726	$—
RSAs(2)(3)	285	—	3,741	—
RSUs(3)	1,686	—	2,932	—
PSUs(4)	622	—	1,258	—
Capitalized share-based compensation(5)	(1,415)	—	(2,425)	—

Total share-based compensation expense	$1,737	$—	$8,232	$—

(1)

Includes a cumulative effect adjustment to share-based compensation cost of $2.0 million pertaining to the period from the grant date through the IPO date. No compensation expense was recorded prior to the IPO because the IPO was not considered probable.

(2)	Includes $3.2 million recorded at grant date of April 23, 2019, associated with 152,742 RSAs, which vested immediately.
(3)

Share-based compensation expense relating to Incentive Units, restricted stock awards and time-based restricted stock units with ratable vesting is recognized on a straight-line basis over the requisite service period for the entire award.

(4)	Share-based compensation expense relating to PSUs with cliff-vesting is recognized on a straight-line basis over the performance period for the entire award.
(5)

During the three and nine months ended September 30, 2019, Brigham Minerals capitalized $1.4 million and $2.4 million, respectively, of the share-based compensation to unevaluated property on its balance sheet.

Future Share-Based Compensation Expense

The following table reflects the future share-based compensation expense to be recorded for the share-based compensation awards that were outstanding at September 30, 2019, a portion of which will be capitalized:

	Incentive Units	RSAs	RSUs	PSUs	Total
	(In thousands)
2019	$178	$285	$1,686	$723	$2,872
2020	712	1,129	4,217	2,869	$8,927
2021	712	1,129	3,891	2,868	$8,600
2022	533	350	—	—	$883

Total	$2,135	$2,893	$9,794	$6,460	$21,282